Employee 401(k) Plan (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Employee 401(k) Plan
Contributions expense	$ 50,696	$ 47,563	$ 100,798	$ 93,559	$ 182,446	$ 198,534
Description			The plan provides for a 3.5% match on up to 6% of deferred salary		The plan provides for a 3.5% match on up to 6% of deferred salary